Repurchase of shares - Additional Information (Details) - Shares Repurchase - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	May 27, 2025
Repurchase of shares
Stock repurchase program authorized amount		$ 30
ADS
Repurchase of shares
Share repurchased	6,586,413
Class A
Repurchase of shares
Share repurchased	98,796,195